Consolidated Statements of Cash Flows (Unaudited) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Loss for the period	£ (1,842)	£ (3,806)
Adjustments for:
Depreciation of property, plant and equipment	11	70
Depreciation of right of use asset	68	69
Amortization of intangible fixed asset		1
Impairment of commission paid in advance on ELOC		373
Finance income	(2,474)	(180)
Finance expense	62	135
Share-based payment expense	50	97
Taxation	44	(165)
Foreign exchange losses	22	(157)
Cash flows from operating activities before changes in working capital	(4,059)	(3,563)
Decrease/(Increase) in trade and other receivables	405	2,047
(Decrease)/Increase in trade and other payables	(957)	(2,090)
Cash used in operations	(4,611)	(3,606)
Tax receipts		302
Net cash used in operating activities	(4,611)	(3,304)
Investing activities
Purchases of property, plant and equipment	(7)	(2)
Purchase of intangible assets	(713)	(372)
Interest received	90	35
Net cash generated from/(used in) investing activities	(630)	(339)
Financing activities
Interest paid	(3)	(10)
Amounts paid on lease liabilities	(62)	(95)
Repayment of Promissory Note		(136)
Share issues including warrants, net of costs		6,251
Net cash generated from/(used in) financing activities	(65)	6,010
Net increase/(decrease) in cash and cash equivalents	(5,306)	2,367
Cash and cash equivalents at beginning of period	8,534	1,669
Exchange (losses)/gains on cash and cash equivalents	2
Cash and cash equivalents at end of period	£ 3,230	£ 4,036